Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies and Commitments [Abstract]
Schedule of Contingent Loans and Other Liabilities	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:
	2024	2023
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in chilean currency	—	—
Guarantees and sureties in foreign currency	336,737	351,531

Letters of credit for goods circulation operations	442,216	350,604

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,544,288	2,209,109
Transactions related to contingent events in foreign currency	580,338	431,188

Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account – commercial loans	1,642,163	1,581,711
Balance of lines of credit on credit card – commercial loans	359,638	317,560
Balance of lines of credit and agreed overdraft in current account – consumer loans	1,497,076	1,476,241
Balance of lines of credit on credit card – consumer loans	7,626,423	6,708,946
Balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Undrawn credit lines	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	51,889	120,545

Other credit commitments	—	—

Total	15,080,768	13,547,435
Responsibilities assumed to meet customer needs:
	2024	2023
	MCh$	MCh$

Transactions on behalf of third parties
Collections	214,446	176,146
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	1,147,660	921,105
Subtotal	1,362,106	1,097,251

Securities custody
Securities safekept by a banking subsidiary	7,443,549	6,267,729
Securities safekept by the Bank	3,318,810	3,133,770
Securities safekept deposited in another entity	19,509,831	17,238,292
Securities issued by the bank	—	—
Subtotal	30,272,190	26,639,791

Total	31,634,296	27,737,042

Schedule of Estimated Dates of the Respective Legal Contingencies

The estimated end dates of the respective legal contingencies are as follows:

	As of December 31, 2024
	2025	2026	2027	2028	2029	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	1,101	491	—	—	—	1,592

Schedule of Subsidiary Established a Guarantee in an Insurance Policy
	2024	2023
Guarantees:	MCh$	MCh$
Shares received as collateral for simultaneous operations:
Santiago Securities Exchange, Stock Exchange	9,171	17,070
Electronic Chilean Securities Exchange, Stock Exchange	32,024	11,432

Fixed income securities delivered to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	7,843	7,820
Fixed income securities as collateral for the Santiago Stock Exchange	2,148	2,142

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	4,744	2,350

Cash guarantees received for operations with derivatives	3,931	1,062
Cash guarantees for operations with derivatives	4,043	6,142

Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	101	189
Depósito Central de Valores S.A.	2,227	276

Total	66,232	48,483

Schedule of Insurance Policies Contracted	The policies contracted are:
Matter insured	Amount Insured (UF)

Errors and omissions liability policy	500
Civil responsibility policy	60,000